UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Maturities Municipal Fund (NIM)
	December 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.4%

	MUNICIPAL BONDS – 98.4%

	Alabama – 0.2%
$ 125	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	$ 120,805
	College Project, Series 2015, 5.000%, 4/15/27
110	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson	3/26 at 100.00	BBB	110,042
	Hospital & Clinic, Series 2015, 4.000%, 3/01/36 (WI/DD, Settling 1/14/16)
235	Total Alabama			230,847
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	174,527
	Arizona – 2.9%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
255	5.000%, 2/01/20	No Opt. Call	BBB+	287,150
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	320,001
70	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	No Opt. Call	A2	84,353
	Series 2014A, 5.000%, 12/01/24
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	478,338
685	5.000%, 7/01/26	7/22 at 100.00	A1	766,008
685	5.000%, 7/01/27	7/22 at 100.00	A1	761,734
100	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	3/23 at 100.00	A3	104,920
	Company Project, Series 2013A, 4.000%, 9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.
	Prepay Contract Obligations, Series 2007:
150	5.000%, 12/01/17	No Opt. Call	BBB+	160,293
135	5.250%, 12/01/19	No Opt. Call	BBB+	152,372
95	5.000%, 12/01/32	No Opt. Call	BBB+	111,342
500	5.000%, 12/01/37	No Opt. Call	BBB+	580,525
3,390	Total Arizona			3,807,036
	Arkansas – 0.4%
500	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light	No Opt. Call	A–	518,490
	Company Project, Series 2013, 2.375%, 1/01/21
	California – 6.7%
300	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien	No Opt. Call	A	367,020
	Series 2013A, 5.000%, 10/01/23
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	126,136
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)
145	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	146,318
	Children’s Hospital, Series 2008C, 1.450%, 8/15/23 (Mandatory put 3/15/17)
105	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	107,732
	Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25)
290	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	306,556
	Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)
205	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	209,971
	Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)
525	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA–	609,042
125	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	138,148
	University Medical Center, Series 2014A, 5.250%, 12/01/29
260	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	A+	274,643
	Series 20012E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012,	No Opt. Call	BBB–	275,468
	5.000%, 1/01/24
710	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	706,528
	Bonds, Series 2007A-1, 4.500%, 6/01/27
100	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills	9/24 at 100.00	N/R	109,662
	Improvement Area A & C, Series 2014C, 5.000%, 9/01/32
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA	382,681
	District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured
	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
250	5.000%, 9/01/21 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	257,660
250	5.000%, 9/01/22 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	257,660
500	5.000%, 9/01/23 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	515,320
1,000	Mount San Antonio Community College District, Los Angeles County, California, General	2/28 at 100.00	AA	883,060
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA	1,458,780
	AGC Insured
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	40,252
	2013A, 5.750%, 6/01/44
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	896,400
	2011, 0.000%, 8/01/37
415	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	463,385
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29
215	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A,	No Opt. Call	Baa1	250,514
	5.000%, 7/01/25
10,170	Total California			8,782,936
	Colorado – 1.1%
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
300	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	187,344
235	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	122,219
10	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%,	No Opt. Call	AA–	10,950
	9/01/18 – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	AA–	347,360
	NPFG Insured
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding	No Opt. Call	N/R	539,800
	Series 2013, 5.000%, 12/01/20
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	A–	225,480
	Activity Bonds, Series 2010, 6.000%, 1/15/41
2,245	Total Colorado			1,433,153
	Connecticut – 0.7%
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	No Opt. Call	AAA	899,010
	2010A-3, 0.875%, 7/01/49 (Mandatory put 2/08/18)
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB	182,174
	5.000%, 7/01/28
	District of Columbia – 0.9%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	121,498
	Issue, Series 2013, 5.000%, 10/01/30
880	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	1,094,166
	Series 2001, 6.500%, 5/15/33
1,000	Total District of Columbia			1,215,664
	Florida – 5.2%
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds,
	Series 2015A-1:
545	5.000%, 6/01/22	12/21 at 100.00	AA–	644,958
365	5.000%, 6/01/25	12/24 at 100.00	AA–	441,500
600	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series	No Opt. Call	AA– (4)	604,764
	2007A, 5.000%, 3/01/16 – NPFG Insured (ETM)
190	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	193,920
	Bonds, Series 2009A-1, 5.375%, 6/01/16
195	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	AA–	212,125
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	AA–	54,391
455	5.000%, 6/01/20	No Opt. Call	AA–	520,029
370	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	412,643
	Series 2013, 6.000%, 11/01/33
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	643,008
	5.000%, 7/01/19 – NPFG Insured
150	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	A–	152,285
	5.250%, 6/01/26
370	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	N/R (4)	377,467
	5.250%, 6/01/26 (Pre-refunded 6/01/16)
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA	11,274
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	11,258
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	826,695
	5.000%, 10/01/20
75	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	84,623
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31
45	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	47,303
	11/01/16 (ETM)
720	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	763,560
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/27
	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,
	Refunding & Capital Improvement Series 2012A:
120	5.000%, 9/01/22	No Opt. Call	A+	141,730
350	5.000%, 9/01/23	9/22 at 100.00	A+	408,086
185	5.000%, 9/01/25	9/22 at 100.00	A+	215,910
6,155	Total Florida			6,767,529
	Georgia – 1.0%
240	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AA– (4)	269,683
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
40	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center,	3/26 at 100.00	A2	39,904
	Inc. Project, Series 2015A, 3.500%, 3/15/36
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,054,188
	Refunding Series 2012C, 5.250%, 10/01/23
1,180	Total Georgia			1,363,775
	Guam – 0.1%
140	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	159,418
	5.500%, 7/01/43
	Hawaii – 0.5%
400	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds,	No Opt. Call	A–	408,472
	Hawaiian Electric Company Inc., Series 2015, 3.250%, 1/01/25
	(Alternative Minimum Tax)
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	221,938
	University, Series 2013A, 6.250%, 7/01/27
600	Total Hawaii			630,410
	Illinois – 14.1%
300	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/25 at 100.00	A	334,731
	Refunding Series 2015A, 5.000%, 1/01/33 (Alternative Minimum Tax)
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA	363,740
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA	2,086,217
	AGC Insured
625	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke	No Opt. Call	Aa3	628,700
	Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	492,201
280	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 4.625%, 9/01/39	9/24 at 100.00	BBB	291,446
275	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A,	7/18 at 100.00	A+	297,377
	5.500%, 7/01/38
890	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (4)	969,299
	11/15/37 (Pre-refunded 11/15/17)
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa3	256,388
	Illinois State, General Obligation Bonds, February Series 2014:
370	5.000%, 2/01/25	2/24 at 100.00	A–	406,896
325	5.000%, 2/01/26	2/24 at 100.00	A–	355,280
290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	290,000
445	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	448,863
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	A–	426,305
335	5.000%, 8/01/21	No Opt. Call	A–	367,441
1,000	5.000%, 8/01/22	No Opt. Call	A–	1,103,470
290	5.000%, 8/01/23	No Opt. Call	A–	321,071
	Illinois State, General Obligation Bonds, Series 2006A:
25	5.000%, 6/01/24	12/16 at 100.00	A–	25,705
10	5.000%, 6/01/27	12/16 at 100.00	A–	10,193
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A–	231,325
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A–	314,112
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	A–	313,155
240	5.500%, 7/01/26	7/23 at 100.00	A–	266,906
440	IIIinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series	1/26 at 100.00	Aa3	521,972
	2016A, 5.000%, 12/01/31 (WI/DD, Settling 1/14/16)
450	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	520,938
	5.000%, 1/01/37
1,380	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,307,578
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA	746,310
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
720	5.000%, 6/01/19	No Opt. Call	A	799,632
1,000	5.250%, 6/01/21	No Opt. Call	A	1,164,570
60	6.250%, 6/01/24	6/16 at 100.00	A	61,436
580	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	648,927
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
205	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds,	10/25 at 100.00	A	205,650
	Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40
	(WI/DD, Settling 1/06/16)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
230	5.000%, 3/01/33	3/25 at 100.00	A	263,049
145	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	165,341
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	558,525
	Series 2012, 4.000%, 11/01/22
355	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College	6/18 at 100.00	AA	386,244
	District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008, 5.750%, 6/01/28
515	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	576,537
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
17,510	Total Illinois			18,527,530
	Indiana – 2.6%
165	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	160,941
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
425	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB+	441,805
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
175	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	197,019
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A,	10/24 at 100.00	A	161,868
	5.000%, 10/01/31
255	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	AA–	285,452
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	263,475
250	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding	8/24 at 100.00	A	289,358
	Series 2014, 5.000%, 2/01/29
865	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc.	No Opt. Call	A	870,346
	Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)
600	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project,	No Opt. Call	A	701,316
	Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)
3,125	Total Indiana			3,371,580
	Iowa – 0.7%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2	552,790
335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	354,805
	Project, Series 2013, 5.000%, 12/01/19
835	Total Iowa			907,595
	Kansas – 0.1%
100	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility	No Opt. Call	A+	119,829
	System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/22
45	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation	No Opt. Call	A–	33,642
	Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport
	Athletic Complex Project, Subordinate Lien Series 2010, 0.000%, 6/01/21
145	Total Kansas			153,471
	Kentucky – 1.4%
350	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	376,075
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
500	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	527,930
	Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	389,123
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
200	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A	201,514
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33
	(Mandatory put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A1	322,102
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33
	(Mandatory put 4/03/17)
1,710	Total Kentucky			1,816,744
	Louisiana – 2.0%
240	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power	No Opt. Call	BBB	239,342
	Company Project, Refunding Series 2010, 1.600%, 1/01/19
60	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A1 (4)	61,153
	5.000%, 6/01/23 (Pre-refunded 6/01/16) – AMBAC Insured
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1:
155	5.875%, 6/01/23	6/18 at 100.00	AA	171,343
10	6.000%, 6/01/24	6/18 at 100.00	AA	11,099
435	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	453,731
	Series 2007A, 5.250%, 5/15/38
205	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	217,653
	Series 2007A, 5.250%, 5/15/38 (Pre-refunded 5/15/17)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
350	5.000%, 5/15/22	No Opt. Call	Baa1	402,532
200	5.000%, 5/15/24	No Opt. Call	Baa1	233,530
110	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/25	No Opt. Call	A+	133,676
100	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A	114,795
525	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	565,630
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
2,390	Total Louisiana			2,604,484
	Maine – 0.0%
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	40,107
	Massachusetts – 1.2%
200	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,	7/24 at 100.00	BBB–	213,700
	Series 2014A, 5.000%, 7/01/27
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	517,680
	5.000%, 10/01/19
100	Massachusetts Development Finance Agency, Revenue Bonds, Roxbury Latin School, Series 2014A,	7/25 at 100.00	AA–	102,346
	3.250%, 7/01/33
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	100,217
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	471,274
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A:
100	5.000%, 8/15/18 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA+ (4)	106,768
70	5.000%, 8/15/20 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	AA+ (4)	74,738
1,540	Total Massachusetts			1,586,723
	Michigan – 2.2%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	261,084
	Area 1 Projects, Series 1996C-1, 0.000%, 7/01/23
155	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	4/16 at 100.00	A3	155,367
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	186,089
	7/01/29 – FGIC Insured
845	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	1/16 at 100.00	AA–	847,003
	General Obligation Bonds, Series 2014G-2A, 5.375%, 4/01/18 – NPFG Insured
150	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/25 at 100.00	BBB+	168,827
	Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C,
	5.000%, 7/1/34
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	519,635
	Refunding Series 2010C, 5.000%, 12/01/16
705	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	783,572
	Airport, Refunding Series 2015F, 5.000%, 12/01/33 (Alternative Minimum Tax)
2,905	Total Michigan			2,921,577
	Missouri – 3.5%
	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006:
390	4.500%, 12/01/25 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	404,453
535	5.000%, 12/01/26 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	557,272
515	5.000%, 12/01/27 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	536,439
330	5.000%, 12/01/28 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	343,738
1,060	4.500%, 12/01/31 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	1,099,284
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	111,228
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
30	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	11/23 at 100.00	BBB+	30,340
	Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32
1,070	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,217,756
	2005, 5.500%, 7/01/19 – NPFG Insured
240	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	272,981
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
4,270	Total Missouri			4,573,491
	Montana – 0.3%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street,	1/23 at 100.00	N/R	268,788
	Series 2013A, 5.000%, 7/01/33
150	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	5/16 at 100.00	AA– (4)	161,223
410	Total Montana			430,011
	Nebraska – 0.1%
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	112,168
	Series 2012, 4.000%, 6/15/23
	Nevada – 2.2%
1,470	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,702,995
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	283,803
	8.000%, 6/15/30
50	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence,	No Opt. Call	N/R	53,980
	Refunding Series 2013, 5.000%, 6/01/22
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	892,916
	Refunding Series 2011, 5.000%, 7/01/23
2,545	Total Nevada			2,933,694
	New Hampshire – 0.1%
105	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds,	1/26 at 100.00	A	107,515
	Pennichuck Water Works, Inc. Project, Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)
	New Jersey – 6.1%
65	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB+	65,350
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
250	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	283,210
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
120	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	122,837
	6/15/16 – RAAI Insured (ETM)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
150	4.000%, 6/15/19	No Opt. Call	BBB+	157,053
280	5.000%, 6/15/20	No Opt. Call	BBB+	305,654
150	5.000%, 6/15/21	No Opt. Call	BBB+	164,526
335	5.000%, 6/15/22	No Opt. Call	BBB+	370,215
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	384,146
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	229,024
510	5.000%, 6/15/25	6/22 at 100.00	BBB+	552,463
150	5.000%, 6/15/26	6/22 at 100.00	BBB+	161,723
100	4.250%, 6/15/27	6/22 at 100.00	BBB+	102,084
300	5.000%, 6/15/28	No Opt. Call	BBB+	319,788
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	245,617
	Replacement Project, Series 2013, 5.000%, 1/01/28 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	1,093,960
	Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
100	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A–	105,027
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	521,382
	Appreciation Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A–	1,685,574
	5.000%, 12/15/23
320	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	355,325
170	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	187,022
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series	No Opt. Call	A3	248,778
	2012Q, 3.000%, 1/01/22
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
195	4.500%, 6/01/23	6/17 at 100.00	BB	197,822
100	4.625%, 6/01/26	6/17 at 100.00	B+	100,040
8,120	Total New Jersey			7,958,620
	New Mexico – 1.0%
715	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison	No Opt. Call	Aa3	722,457
	Company, Four Corners Project, Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)
490	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding	8/19 at 100.00	Aa3	549,638
	Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)
1,205	Total New Mexico			1,272,095
	New York – 5.9%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	249,539
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,
	Catholic Health System, Inc. Project, Series 2015:
145	5.000%, 7/01/23	No Opt. Call	BBB+	169,330
195	5.000%, 7/01/24	No Opt. Call	BBB+	229,593
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA	919,180
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
140	Haverstraw Stony Point Central School District, Rockland County, New York, General Obligation	10/23 at 100.00	AA	137,172
	Bonds, Refunding Series 2015, 3.000%, 10/15/33 – AGM Insured
435	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	504,748
	2011A, 5.750%, 2/15/47
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
195	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	171,680
135	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	111,271
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B:
25	5.000%, 12/01/35 (Pre-refunded 6/01/16) – AGM Insured	6/16 at 100.00	AA (4)	25,477
200	5.000%, 12/01/35 (Pre-refunded 6/01/16)	6/16 at 100.00	A– (4)	203,812
405	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	A– (4)	416,972
	5.000%, 9/01/35 (Pre-refunded 9/01/16)
825	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	No Opt. Call	AA–	833,663
	New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put
	5/01/20) (Alternative Minimum Tax)
1,445	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	No Opt. Call	A–	1,623,458
	2013A, 5.000%, 5/01/19
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA	381,632
565	5.000%, 6/01/18	No Opt. Call	AA	618,517
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2013B:
285	5.000%, 6/01/21	6/16 at 100.00	AA	290,652
220	5.000%, 6/01/22	6/17 at 100.00	AA	233,039
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding
	Bonds, Terminal One Group Association, L.P. Project, Series 2015:
60	5.000%, 1/01/22	No Opt. Call	A–	70,130
60	5.000%, 1/01/23	No Opt. Call	A–	70,802
400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	479,904
	Series 2013B, 5.000%, 11/15/21
7,085	Total New York			7,740,571
	North Carolina – 1.2%
1,315	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C,	1/26 at 100.00	A	1,592,623
	5.000%, 1/01/29
	North Dakota – 0.8%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project,
	Series 2014A:
200	5.000%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	237,932
650	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	773,279
850	Total North Dakota			1,011,211
	Ohio – 3.4%
80	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Aa1	84,106
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	1,195,402
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	517,243
	Series 2013, 5.000%, 6/15/43
40	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	44,094
	Series 2008C, 5.500%, 8/15/24
225	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	N/R (4)	251,388
	Series 2008C, 5.500%, 8/15/24 (Pre-refunded 8/15/18)
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series
	2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	26,618
30	4.000%, 10/01/19	No Opt. Call	A1	32,479
40	4.000%, 10/01/20	No Opt. Call	A1	43,816
45	5.000%, 10/01/21	No Opt. Call	A1	52,111
35	5.000%, 10/01/22	No Opt. Call	A1	41,079
175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB–	180,327
	FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	BBB–	100,780
	FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,789,440
	Convertible Series 2013A-3, 0.000%, 2/15/34
100	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	101,876
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27
4,700	Total Ohio			4,460,759
	Pennsylvania – 5.8%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	938,768
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	209,154
	Series 2009, 7.750%, 12/15/27
10	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	No Opt. Call	A	10,552
	Abington Memorial Hospital Obligated Group, Series 2009A, 5.000%, 6/01/17
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	504,535
	Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory
	put 9/01/20)
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	502,605
	Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory
	put 4/01/20)
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	Baa2 (4)	575,885
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	609,365
	Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	307,538
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured
230	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	No Opt. Call	BBB	266,899
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/25 (Alternative
	Minimum Tax)
225	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	7/17 at 100.00	Aaa	239,522
	Bonds, Series 2012B, 5.000%, 1/01/22
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	3/16 at 100.00	AA (4)	242,471
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	128,055
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	667,719
	Bonds, Series 2010A-2, 5.500%, 12/01/34
880	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (4)	999,680
	NPFG Insured (ETM)
875	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	AA	996,888
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	373,260
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
6,865	Total Pennsylvania			7,572,896
	Rhode Island – 0.2%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	210,712
	Health System, Series 2013A, 5.500%, 9/01/28
	South Carolina – 4.4%
515	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	534,858
	2006, 5.000%, 12/01/24
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series	No Opt. Call	A3 (4)	1,798,809
	1991, 6.750%, 1/01/19 – FGIC Insured (ETM)
3,040	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series	No Opt. Call	A3	3,511,559
	1991, 6.750%, 1/01/19 – FGIC Insured
5,095	Total South Carolina			5,845,226
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+ (4)	1,056,440
	Series 2007, 5.000%, 11/01/27 (Pre-refunded 5/01/17)
	Tennessee – 0.2%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
105	4.000%, 1/01/22	No Opt. Call	A	116,410
180	5.000%, 1/01/23	No Opt. Call	A	212,981
285	Total Tennessee			329,391
	Texas – 11.4%
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding
	Series 2007:
130	5.000%, 5/01/23 – SYNCORA GTY Insured	5/17 at 100.00	A+	136,881
15	5.000%, 5/01/24 – SYNCORA GTY Insured	5/17 at 100.00	A+	15,788
40	5.000%, 5/01/25 – SYNCORA GTY Insured	5/17 at 100.00	A+	42,057
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A+	11,577
	2010, 5.875%, 5/01/40
135	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	136,742
	4.500%, 5/01/25 – NPFG Insured
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds,
	Series 2009:
45	5.000%, 5/01/29	5/19 at 100.00	A+	49,133
145	5.000%, 5/01/39	5/19 at 100.00	A+	158,729
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	3/16 at 100.00	N/R	875
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/16) (5)
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	607,903
	6.250%, 1/01/46
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	1,149,990
	5.000%, 1/01/31
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	1,929,053
	2006A, 5.000%, 8/15/20 (Pre-refunded 8/15/16)
155	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	No Opt. Call	A3	184,658
	2014C, 5.000%, 11/15/24
395	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	AA	471,140
	2014A, 5.000%, 11/15/26 – AGM Insured
35	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	38,026
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
140	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	143,965
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
860	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	N/R (4)	887,606
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25 (Pre-refunded 9/01/16)
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	389,080
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB+ (4)	301,788
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26 (Pre-refunded 2/15/16)
430	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series	11/25 at 100.00	A1	505,951
	2015, 5.000%, 11/01/28 (Alternative Minimum Tax)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	220,742
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	Baa2	109,311
100	5.250%, 12/01/28	12/25 at 100.00	Baa2	111,410
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
400	5.000%, 8/15/24	8/22 at 100.00	Aa2	476,436
380	5.000%, 8/15/25	8/22 at 100.00	Aa2	449,798
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	885,818
	2011D, 5.000%, 9/01/24
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA+	94,536
490	0.000%, 9/01/45	9/31 at 100.00	AA+	508,370
455	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A,	No Opt. Call	A1	545,722
	5.000%, 1/01/23
2,870	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008,	1/18 at 100.00	A2 (4)	3,138,973
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	1/16 at 100.00	BBB+	453,790
	Lien Series 2006B, 0.893%, 12/15/17
110	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	121,392
	2012, 5.000%, 12/15/32
165	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	188,019
	Refunding Series 2015B, 5.000%, 8/15/37
465	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	531,383
	Refunding Series 2015C, 5.000%, 8/15/31
13,800	Total Texas			14,996,642
	Virginia – 0.5%
565	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	627,416
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
	Washington – 2.6%
1,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/23	No Opt. Call	A+	1,184,110
	(Alternative Minimum Tax)
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,167,821
	Center, Series 2011A, 5.375%, 1/01/31
455	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	470,293
	1989B, 7.125%, 7/01/16 – NPFG Insured
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds,	12/22 at 100.00	Baa3	635,152
	Whidbey General Hospital, Series 2013, 5.500%, 12/01/33
3,090	Total Washington			3,457,376
	Wisconsin – 3.7%
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	Aa3	838,020
15	5.000%, 4/01/22	No Opt. Call	Aa3	17,877
325	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A2	366,438
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	777,094
	Inc., Series 2012A, 5.000%, 7/15/25
30	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	No Opt. Call	AA	31,999
	Inc., Refunding 2012C, 5.000%, 8/15/17
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
500	5.250%, 8/15/18	8/16 at 100.00	A–	513,565
180	5.250%, 8/15/34	8/16 at 100.00	A–	184,559
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	1,773,915
	Inc., Series 2015, 5.000%, 12/15/26
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
40	5.000%, 5/01/21	5/19 at 100.00	AA–	44,952
35	5.375%, 5/01/25	5/19 at 100.00	AA–	39,537
40	5.625%, 5/01/28	5/19 at 100.00	AA–	45,355
150	6.000%, 5/01/33	5/19 at 100.00	AA–	173,138
4,245	Total Wisconsin			4,806,449
$ 122,885	Total Municipal Bonds (cost $121,801,712)			129,190,086

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 17	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 498
4	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	132
$ 21	Total Corporate Bonds (cost $1,880)				630
	Total Long-Term Investments (cost $121,803,592)				129,190,716

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.8%

	MUNICIPAL BONDS – 0.8%

	Michigan – 0.8%
$ 1,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	No Opt. Call	A–1+	$ 1,007,290
	Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17) (8)
$ 1,000	Total Short-Term Investments (cost $1,000,000)			1,007,290
	Total Investments (cost $122,803,592) – 99.2%			130,198,006
	Other Assets Less Liabilities – 0.8%			1,083,353
	Net Assets – 100%			$ 131,281,359

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$129,190,086	$ —	$129,190,086
Corporate Bonds	—	—	630	630
Short-Term Investments:
Municipal Bonds	—	1,007,290	—	1,007,290
Total	$ —	$130,197,376	$630	$130,198,006

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $122,661,527.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$7,632,374
Depreciation	(95,895)
Net unrealized appreciation (depreciation) of investments	$7,536,479

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         February 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         February 29, 2016